Remuneration of Key Management Personnel (Details 1) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of share options were granted to directors [Abstract]
Number of share options		7,600,000	400,000
G. Cerrone [Member]
Schedule of share options were granted to directors [Abstract]
Number of share options		550,000
K. Shailubhai [Member]
Schedule of share options were granted to directors [Abstract]
Number of share options		6,500,000	400,000
L. Zanbeletti [Member]
Schedule of share options were granted to directors [Abstract]
Number of share options		550,000